Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (4,187)	$ (6,370)	$ (15,283)	$ (25,798)
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation adjustments	(12)	(27)	(2)	2
Other comprehensive (loss) income, net of tax	(12)	(27)	(2)	2
Comprehensive loss	$ (4,199)	$ (6,397)	$ (15,285)	$ (25,796)